FINANCIAL INSTRUMENTS - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	May 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 31, 2018
Financial Instrument [Line Items]
Net Gain (losses) in accumulated other comprehensive loss		$ (174,234)		$ (190,786)	$ (125,404)
Other income (expense)		$ (3,215)	$ 25,357	81,087	(69,226)	$ 57,519
Outstanding forward foreign exchange contracts maturities		12 months
Designated as Hedging Instrument [Member]
Financial Instrument [Line Items]
Net Gain (losses) in accumulated other comprehensive loss				87,800	36,100
Reclassification of gains or losses into income (loss)				22,700	500
Interest rate hedges	$ 1,500,000
Interest rate description	The 2014 Credit Facilities pay interest based on LIBOR + 2.75%. The LIBOR portion of the facility has been fixed at a coupon of 2.12% for 5 years commencing from June 2019 until June 2024.
Forward Foreign Exchange Contracts [Member] | Other income (expense), net [Member]
Financial Instrument [Line Items]
Net Gain (Loss) on foreign exchange contracts		$ (11,400)	2,100	12,700	(39,300)	400
Interest Rate Swap [Member]
Financial Instrument [Line Items]
Net Gain (losses) in accumulated other comprehensive loss		15,100	(80,000)	(2,300)	(1,600)
Reclassification of gains or losses into income (loss)		7,400	1,400	300	200
Notional amount							$ 40,000
Fixed interest rate							4.99%
Other income (expense)					(500)
Interest Rate Swap [Member] | London Interbank Offered Rate (LIBOR) [Member]
Financial Instrument [Line Items]
Fixed interest rate							1.62%
Interest Rate Swap [Member] | Other Operating Income (Expense) [Member]
Financial Instrument [Line Items]
Net Gain (Loss) on foreign exchange contracts						2,400
Designated As Cash Flow Hedge [Member] | Forward Foreign Exchange Contracts [Member]
Financial Instrument [Line Items]
Net Gain (losses) in accumulated other comprehensive loss		1,400	3,100	400	1,900	(2,400)
Reclassification of gains or losses into income (loss)		0	0	100	1,300	200
Not Designated As Cash Flow Hedge [Member] | Forward Foreign Exchange Contracts [Member] | Other income (expense), net [Member]
Financial Instrument [Line Items]
Net Gain (Loss) on foreign exchange contracts		$ (200)	$ 700	$ 200	$ 3,300
Not Designated As Cash Flow Hedge [Member] | Forward Foreign Exchange Contracts [Member] | Maximum [Member] | Other income (expense), net [Member]
Financial Instrument [Line Items]
Net Gain (Loss) on foreign exchange contracts						$ 100